Bank indebtedness (Tables)	12 Months Ended
Mar. 25, 2023
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility
The information concerning the Company’s bank indebtedness is as follows:

	Fiscal Year Ended
	March 25, 2023	March 26, 2022
	(In thousands)
Maximum borrowing outstanding during the year	$59,367	$56,155
Average outstanding balance during the year	$50,349	$47,155
Weighted average interest rate for the year	5.7%	2.7%
Effective interest rate at year-end	6.9%	3.0%